Loans from Investors	6 Months Ended
Jun. 30, 2026
Loans from Investors [Abstract]
Loans from investors

Note 9. Loans from investors

The following is a summary of investor loan activity as of June 30, 2026, and December 31, 2025:

As of January 1, 2025	22,033
Additions	27,214
Payments	(4,037)
Interest accrual	7,497
As of December 31, 2025	52,707
Additions	6,600
Payments	(2,274)
Interest accrual	4,969
As of June 30, 2026	62,002

In 2026, the Company entered into one loan agreement totaling R$6.6 million, which are subject to Selic interest plus 19,95%.